Revenue	6 Months Ended
Jun. 30, 2024
Revenue.
Revenue

Note 11 - Revenue

Revenue comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Revenue
Revenue from royalty, streams and working interests(1)(2)	$257.6	$329.9	$513.2	$606.2
Interest revenue (Note 6)	2.2	—	3.1	—
Other interest income (Note 6)	0.3	—	0.6	—
	$260.1	$329.9	$516.9	$606.2
1.	For Q2 2024, revenue includes a loss of $0.1 million and a gain of $0.2 million for provisional pricing adjustments for gold and platinum group metals, respectively (Q2 2023 – a gain of $0.1 million and loss of $0.2 million, respectively). For H1 2024, revenue includes a gain of nil and a loss of $0.1 million for provisional pricing adjustments for gold and platinum group metals, respectively (H1 2023 – a gain of $0.2 million and $0.3 million, respectively).
2.	For Q2 2024, revenue includes dividend income of $5.1 million from the Company’s equity investment in LIORC (Q2 2023 – $3.1 million). For H1 2024, revenue includes dividend income of $7.2 million from the Company’s equity investment in LIORC (H1 2023 – $5.4 million).

Revenue classified by commodity, geography and type comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Commodity
Gold(1)	$156.9	$213.9	$317.8	$386.1
Silver	28.1	35.4	53.0	64.0
Platinum group metals(1)	8.0	9.9	16.2	21.3
Iron ore(2)	12.0	10.1	26.8	23.2
Other mining assets	1.7	5.1	4.7	7.1
Mining	$206.7	$274.4	$418.5	$501.7
Oil	$35.9	$36.9	$62.1	$64.0
Gas	10.8	14.2	23.1	31.1
Natural gas liquids	4.2	4.4	9.5	9.4
Energy	$50.9	$55.5	$94.7	$104.5
Revenue from royalty, stream and working interests	$257.6	$329.9	$513.2	$606.2
Interest from loans receivable
Interest revenue	$2.2	$—	$3.1	$—
Other interest income	0.3	—	0.6	—
	$260.1	$329.9	$516.9	$606.2
Geography
South America	$93.6	$106.0	$194.4	$185.2
Central America & Mexico	16.8	86.3	41.6	157.2
United States	51.2	57.8	98.0	108.1
Canada(1)(2)	51.3	43.1	91.5	86.9
Rest of World	47.2	36.7	91.4	68.8
	$260.1	$329.9	$516.9	$606.2
Type
Revenue-based royalties	$101.2	$99.8	$199.7	$191.2
Streams(1)	127.8	201.4	260.0	358.6
Profit-based royalties	17.9	15.3	31.9	32.5
Interest revenue and other(2)	13.2	13.4	25.3	23.9
	$260.1	$329.9	$516.9	$606.2
1.	For Q2 2024, revenue includes a loss of $0.1 million and a gain of $0.2 million for provisional pricing adjustments for gold and platinum group metals, respectively (Q2 2023 – a gain of $0.1 million and loss of $0.2 million, respectively). For H1 2024, revenue includes a gain of nil and a loss of $0.1 million for provisional pricing adjustments for gold and platinum group metals, respectively (H1 2023 – a gain of $0.2 million and $0.3 million, respectively).
2.	For Q2 2024, revenue includes dividend income of $5.1 million from the Company’s equity investment in LIORC (Q2 2023 – $3.1 million). For H1 2024, revenue includes dividend income of $7.2 million from the Company’s equity investment in LIORC (H1 2023 – $5.4 million).